CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

Supplement to Prospectus dated February 1, 2023

1.       The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Calvert Emerging Markets Advancement Fund”:

Portfolio Managers

Marshall Stocker, Ph.D., CFA, Co-Head of Emerging Markets for the Eaton Vance organization, has managed the Fund since its inception in October 2019.

Steven Vanne, Vice President of CRM, has managed the Fund since March 1, 2023.

2.       The following replaces the second paragraph under “Emerging Markets Advancement Fund.” in “Management and Organization”:

The portfolio managers of the Fund are Marshall Stocker, Ph.D., CFA (since October 2019) and Steven Vanne (since March 1, 2023). Mr. Stocker is Co-Head of Emerging Markets for the Eaton Vance organization and has been employed by the Eaton Vance organization for more than five years. Mr. Vanne is a Vice President of CRM and has been an employee of the Eaton Vance organization for more than five years. Messrs. Stocker and Vanne manage another fund.

March 1, 2023	42029 3.1.23

CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

Supplement to Statement of Additional Information dated February 1, 2023

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Vivek Bhutoria, CFA
Registered Investment Companies(1)	1	$2,317.7	0	$0
Other Pooled Investment Vehicles	2	$4,025.5	0	$0
Other Accounts	0	$0	0	$0
Christopher Clube
Registered Investment Companies(1)	1	$2,317.7	0	$0
Other Pooled Investment Vehicles	2	$4,025.5	0	$0
Other Accounts	0	$0	0	$0
Christopher M. Dyer, CFA(2)
Registered Investment Companies(1)	9	$6,269.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$3.5	0	$0
Aidan M. Farrell
Registered Investment Companies(1)	3	$432.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Kunjal Gala
Registered Investment Companies(1)	1	$2,317.7	0	$0
Other Pooled Investment Vehicles	3	$4,280.2	0	$0
Other Accounts	8	$1,657.8	0	$0
Ian Kirwan
Registered Investment Companies(1)	1	$689.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Marshall Stocker, Ph.D., CFA(2)
Registered Investment Companies(1)	3	$430.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Steven Vanne(2)(3)
Registered Investment Companies(1)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	Includes the Fund.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(3)	As of January 31, 2023.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2022 and in the Calvert family of funds as of December 31, 2022.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Emerging Markets Advancement Fund
Marshall Stocker, Ph.D., CFA	$50,001 - $100,000	$50,001 - $100,000
Steven Vanne(1)	None	None
Emerging Markets Equity Fund
Kunjal Gala	None	None
Vivek Bhutoria, CFA	None	None
Christopher Clube	None	None
International Equity Fund
Christopher M. Dyer, CFA	$50,001 - $100,000	$50,001 - $100,000
Ian Kirwan	$10,001 - $50,000	$10,001 - $50,000
International Opportunities Fund
Aidan M. Farrell	None	None
(1)	As of January 31, 2023.

March 1, 2023